Other income and expenses	3 Months Ended
Mar. 31, 2022
Other income and expenses
Other income and expenses

6 Other income and expenses

6.1Other operating income

	For the three months ended March 31
in EUR k	2022	2021
Government grants	553	340
Others	180	26
Total other operating income	733	366

Government grants contain performance-based grants to subsidize research, development and innovation in the state of Mecklenburg-Western Pomerania from funds granted by the European Regional Development Fund. Furthermore, government grants contain the release of deferred income from investment related grants.

6.2Other operating expenses

	For the three months ended March 31
in EUR k	2022	2021
Currency losses	1	34
Total other operating expenses	1	34